Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net Loans And Advances To Customers [Abstract]
Loans secured on residential properties	£ 178,039	£ 170,089
Corporate loans	19,282	23,613
Finance leases	3,916	6,554
Secured advances	0	0
Other unsecured loans	9,405	10,169
Accrued interest and other adjustments	656	861
Amounts due from fellow Banco Santander subsidiaries and joint ventures	3,080	2,249
Loans and advances to customers	214,378	213,535
Credit impairment loss allowances on loans and advances to customers	(828)	(1,303)
RV and voluntary termination provisions on finance leases	(25)	(54)
Net loans and advances to customers	£ 213,525	£ 212,178